------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley                                 VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley & Co. Incorporated             VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Belinda A. Brady
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                         INTERNATIONAL EQUITY PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1998

LETTER TO SHAREHOLDERS
-------

PERFORMANCE COMPARED TO MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE
INDEX(1)
----------------------------------------------------

                                            TOTAL RETURNS(2)
                             ----------------------------------------------
                                                                  AVERAGE
                                                     AVERAGE      ANNUAL
                                                   ANNUAL FIVE     SINCE
                                YTD     ONE YEAR      YEARS      INCEPTION
                             ---------  ---------  -----------  -----------
PORTFOLIO--CLASS A.........       2.91%     -2.07%      13.53%       11.49%
PORTFOLIO--CLASS B.........       2.80      -2.24      N/A           12.58
INDEX--CLASS A.............      -0.55      -8.34        5.35         3.46
INDEX--CLASS B.............      -0.55      -8.34      N/A            2.59

1. The MSCI EAFE Index is an unmanaged index of common stocks and includes Europe, Australasia and the Far East (includes dividends net of withholding taxes).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED. THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The investment objective of the International Equity Portfolio is long-term capital appreciation through investment primarily in equity securities of non-U.S. issuers. Equity securities for this purpose include common stocks and equivalents, such as securities convertible into common stocks, and securities having common stock characteristics, such as rights and warrants to purchase common stocks.

For the nine months ended September 30, 1998, the Portfolio had a total return of 2.91% for the Class A shares and 2.80% for the Class B shares compared to -0.55% for the Morgan Stanley Capital International (MSCI) EAFE Index (the "Index"). For the one year ended September 30, 1998, the Portfolio had a total return of -2.07% for Class A shares and -2.24% for Class B shares compared to -8.34% for the Index. For the five-year period ended September 30, 1998, the average annual total return of Class A shares was 13.53% compared to 5.35% for the Index. From inception on August 4, 1989 to September 30, 1998, the average annual total return of Class A shares was 11.49% compared to 3.46% for the Index. From inception on January 2, 1996 to September 30, 1998, the average annual total return of Class B shares was 12.58% compared to 2.59% for the Index.

The investment landscape has changed significantly in recent months. The overvaluation of relatively low quality European earnings have been crushed, but also to an extent have the prospects for those earnings as the contraction in the demand for capital goods appears to have accelerated at a time when a weakening dollar has lowered European competitiveness. We have long suspected the Continent's profits recovery has owed as much to currency movements as to restructuring and we believe that, despite precipitous share price falls, much of this region does not represent value as analysts are failing to understand just how profits are set to fall in an environment of weak consumption, contracting capital expenditure and a strong Euroland currency. If we are to increase our underweight positions in these markets it will be in companies with the franchise and pricing power to prosper in an increasingly hostile environment. While we are adding to our utilities positions in Spain and Germany, other defensive sectors such as food retail and telecommunications are more than discounting their current attractions. We also do not expect to significantly increase our underweight position in Continental banks since the last few months have done nothing but confirm our suspicions of their franchises and their management. There is quality to be found in Italy and Spain but still at too high a price, so our banking exposure will remain concentrated in Scandinavia where powerful domestic franchises are responsibly managed.

During the third quarter our U.K. exposure woefully underperformed a stock market heavily weighted towards pharmaceuticals and oil majors. At current levels we find mid cap valuations to be outstanding and we are adding to our positions in this area on current market weakness. Since the earnings prospects for global franchise stocks are fading somewhat as the evaporation of emerging markets demand continues, we are adding to these positions only on market weakness. While disappointments may not be so extreme from these companies as from those in the area of tradeable goods, we are still concerned that 1999 earnings estimates are generally too high.

However, current year profits are already disappointing in Japan as the collapse of both volumes and prices are driving bellweather names such as NEC into losses even before the recent recovery of the yen. It is almost tragic to watch Hitachi own up to the biggest crisis since its foundation while announcing the transfer of a few thousand of its massive workforce to affiliates: this company has always been a remarkable proxy for the Japanese establishment and its painfully slow restructuring is way short of what is required. So low is its stock (0.6 times book value, 3.2 times cash earnings) and so relatively strong is its balance sheet that we are prepared to add to this slow burning recovery stock. However, a vast majority of Japan's domestic stocks have far too high financial risk to warrant investment while the management will to change simply isn't there. As for the financial sector, there is simply no way of telling if any of the banks are strong enough not to need a highly dilutive recapitalization. Therefore, our positions in Japan are unlikely to increase though the recent extreme weakness of the export sector may prompt us to rebuild positions in this overowned sector.

If recent yen strength continues, South East Asia's fortunes should improve because the price of credit can fall significantly even if its availability remains limited. We are of the view that the Singapore and Hong Kong stock markets have bottomed, and have been moderate buyers in these markets of companies with strong balance sheets and recurrent earnings. Unfortunately, the strength of the recent rally in both markets has taken stocks to levels where risk outweighs reward if current yen strength proves temporary and the U.S. economy plays out as we expect.

Crucial to our investment thesis is the belief that the United States consumer must rebuild his savings ratio and that the corporate sector will cut capital expenditure in response to slowing earnings. If these setbacks do not occur in the U.S., the Portfolio is way too defensive. We must therefore be very alert to any evidence that we are wrong.

Dominic Caldecott
PORTFOLIO MANAGER

October 1998

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1998

                                                                     VALUE
   SHARES                                                            (000)
-------------                                                      ----------
COMMON STOCKS (89.6%)
  AUSTRALIA (2.2%)
    1,540,750   Brambles Industries Ltd.                           $   33,292
      995,200   CSR Ltd.                                                2,096
   13,260,900   Fosters Brewing Group Ltd.                             28,946
                                                                   ----------
                                                                       64,334
                                                                   ----------
  BELGIUM (0.4%)
      238,050   G.I.B. Holdings Ltd.                                   11,847
                                                                   ----------
  CANADA (3.3%)
      529,180   Potash Corp. of Saskatchewan, Inc.                     27,920
    2,125,500   Renaissance Energy Ltd.                                29,115
    2,097,400   TELUS Corp.                                            41,515
                                                                   ----------
                                                                       98,550
                                                                   ----------
  DENMARK (1.4%)
      198,800   Den Danske Bank                                        22,541
      264,108   Unidanmark A/S, Class A (Registered)                   19,132
                                                                   ----------
                                                                       41,673
                                                                   ----------
  FINLAND (0.5%)
      342,400   Huhtamaki Oyj, Series 1                                10,577
      899,917   Merita Ltd., Class A                                    4,586
                                                                   ----------
                                                                       15,163
                                                                   ----------
  FRANCE (10.2%)
      306,160   Alcatel Alsthom                                        27,231
      163,700   Assurances Generales de France                          9,034
       12,760   Bongrain                                                5,469
      219,182   Cie de Saint Gobain                                    29,085
      467,300   Elf Aquitaine                                          57,671
      393,515   France Telecom                                         23,298
      217,396   Groupe Danone                                          57,192
      641,270   Rhone-Poulenc, Class A                                 26,915
      223,454   Schneider                                              11,653
      221,640   Scor                                                   13,182
      249,500   Total, Class B                                         31,460
    1,072,798   Usinor Sacilor                                         11,937
                                                                   ----------
                                                                      304,127
                                                                   ----------
  GERMANY (6.1%)
    1,058,300   BASF AG                                                40,949
      709,700   Bayer AG                                               28,098
       36,950   Karstadt AG                                            17,595
    1,056,280   RWE AG                                                 49,159

                                                                     VALUE
   SHARES                                                            (000)
-------------                                                      ----------
       16,280   Varta AG                                           $    2,828
       65,610   Viag AG                                                42,933
                                                                   ----------
                                                                      181,562
                                                                   ----------
  HONG KONG (1.5%)
   14,283,155   Hong Kong Land Holdings Ltd.                           13,855
   15,741,837   Jardine Strategic Holdings, Inc.                       17,316
    3,561,600   Swire Pacific Ltd., Class A                            11,215
    6,842,500   Swire Pacific Ltd., Class B                             3,223
                                                                   ----------
                                                                       45,609
                                                                   ----------
  ITALY (3.8%)
    5,842,300   Mediaset S.p.A.                                        39,193
   15,380,487   Telecom Italia S.p.A. (RNC)                            73,554
                                                                   ----------
                                                                      112,747
                                                                   ----------
  JAPAN (16.7%)
    2,768,000   Aisin Seiki Co., Ltd.                                  25,303
      679,600   Aoyama Trading Co., Ltd.                               14,486
      595,000   Canon, Inc.                                            12,072
        4,486   Central Japan Railway Co.                              18,959
      328,000   Chudenko Corp.                                          6,343
    1,604,000   Daibiru Corp.                                          10,445
      719,000   Daiwa House Industry                                    6,530
    1,211,000   Eisai Co., Ltd.                                        14,689
    1,990,000   Fuji Photo Film Ltd.                                   68,508
      816,000   Fujisawa Pharmaceutical Co., Ltd.                       7,507
    2,547,000   Hitachi Ltd.                                           11,194
        4,539   Japan Tobacco, Inc.                                    32,482
    3,144,000   Kao Corp.                                              50,203
      913,000   Matsushita Electric Industrial Co., Ltd.               12,405
      889,000   NEC Corp.                                               5,763
    3,547,000   Nichido Fire & Marine Insurance Co., Ltd.              15,614
        6,263   Nippon Telegraph & Telephone Corp.                     45,645
      729,000   Ono Pharmaceutical Co., Ltd.                           17,514
       36,000   Ryosan Co.                                                535
    2,952,000   Shionogi & Co., Ltd.                                   17,103
       34,800   Sony Corp.                                              2,419
    4,132,000   Sumitomo Marine & Fire Insurance Co., Ltd.             19,824
      211,000   TDK Corp.                                              14,373
      292,900   Takefuji Corp.                                         14,760

                                                                     VALUE
   SHARES                                                            (000)
-------------                                                      ----------

  JAPAN (CONTINUED)

    2,201,000   Toyo Seikan Kaisha Ltd.                            $   28,616
    1,068,000   Yamanouchi Pharmaceutical Co.                          22,999
                                                                   ----------
                                                                      496,291
                                                                   ----------
  NETHERLANDS (4.7%)
      897,200   Akzo Nobel N.V.                                        31,913
      148,400   CSM N.V.                                                7,792
      826,060   Hollandsche Beton Groep N.V.                           10,130
      620,739   ING Groep N.V.                                         27,978
      265,200   Koninklijke Bijenkorf Beheer N.V.                      21,541
      502,752   Koninklijke KNP BT N.V.                                 9,368
      561,000   Philips Electronics N.V.                               30,229
                                                                   ----------
                                                                      138,951
                                                                   ----------
  NEW ZEALAND (0.6%)
    2,154,879   Fisher & Paykel Industries Ltd.                         5,769
    5,607,200   Lion Nathan Ltd.                                       13,469
      392,500   Smith City Group Ltd.                                      --
                                                                   ----------
                                                                       19,238
                                                                   ----------
  PORTUGAL (0.3%)
      285,450   Cimpor SGPS                                             7,967
                                                                   ----------
  SINGAPORE (0.6%)
    1,050,100   Singapore Ltd. (Foreign)                                8,715
    3,760,000   United Overseas Bank Ltd. (Foreign)                    10,966
                                                                   ----------
                                                                       19,681
                                                                   ----------
  SPAIN (2.1%)
    2,770,000   Iberdrola                                              46,152
      463,481   Telefonica                                             16,914
                                                                   ----------
                                                                       63,066
                                                                   ----------
  SWEDEN (4.1%)
    1,201,800   ForeningsSparbanken AB                                 27,594
           75   Mandamus AB                                                --
    4,999,800   Nordbanken Holding AB                                  28,700
      749,000   Pharmacia & Upjohn, Inc. ADR                           37,643
    1,380,100   Svenska Cellulosa AB, Class B                          27,287
                                                                   ----------
                                                                      121,224
                                                                   ----------
  SWITZERLAND (7.3%)
       10,280   ABB AG                                                 10,461
       47,831   Cie Financiere Richemont AG, Class A                   61,320
       22,540   Forbo Holding AG (Registered)                           8,816
       20,531   Holderbank Financiere Glarus AG, Class B (Bearer)      21,116
       46,775   Nestle (Registered)                                    93,303
                                                                     VALUE
   SHARES                                                            (000)
-------------                                                      ----------
       11,524   Schindler Holding AG (Participating Certificates)  $   13,146
       48,185   Union Bank of Switzerland AG (Registered)               9,423
                                                                   ----------
                                                                      217,585
                                                                   ----------
  UNITED KINGDOM (23.8%)
    6,217,500   Aggreko plc                                            15,116
    1,235,470   Allied Zurich plc                                      12,645
      398,700   Associated British Foods plc                            4,064
    2,675,400   BG plc                                                 18,603
   15,913,300   BTR plc                                                28,745
    3,174,877   Bank of Scotland                                       30,308
    9,037,500   Billiton plc                                           20,089
    2,585,900   Blue Circle Industries plc                             12,090
    1,528,070   British American Tobacco plc                           11,385
    2,718,700   British Telecommunications plc                         36,653
    6,869,300   Bunzl plc                                              24,642
    2,766,262   Burmah Castrol plc                                     39,316
    6,217,500   Christian Salvesen plc                                  9,302
    2,164,600   Commercial Union plc                                   33,544
    2,800,800   Diageo plc                                             26,665
    3,566,128   English China Clays plc                                 8,821
    2,846,900   Great Universal Stores plc                             32,428
    1,870,200   Imperial Tobacco Group plc                             19,793
    5,026,451   John Mowlem & Co. plc                                   8,887
    2,497,750   Lonrho Africa plc                                       2,696
    2,745,950   Lonrho plc                                             14,379
    2,023,068   National Westminster Bank plc                          27,171
       96,820   Peninsular & Oriental Steam Navigation Co.                922
    2,778,400   Premier Farnell plc                                     7,085
    2,708,550   RMC Group plc                                          29,471
    3,433,500   Racal Electronic plc                                   19,847
    4,146,202   Reckitt & Colman plc                                   61,361
    1,991,468   Rolls-Royce plc                                         6,873
    3,184,000   Royal & Sun Alliance Insurance Group plc               27,607
            1   Somerfield plc                                             --
    2,142,102   Tate & Lyle plc                                        11,763
    1,943,100   Unilever plc                                           16,633
   13,241,700   WPP Group plc                                          61,064
      515,900   Williams plc                                            3,022
    4,878,100   Wolseley plc                                           24,880
                                                                   ----------
                                                                      707,870
                                                                   ----------
TOTAL COMMON STOCKS (Cost $2,431,019)                               2,667,485
                                                                   ----------
PREFERRED STOCK (1.5%)
  GERMANY (1.5%)
      949,500   Volkswagen AG (Cost $19,272)                           43,507
                                                                   ----------

   NO. OF                                                            VALUE
  WARRANTS                                                           (000)
-------------                                                      ----------
WARRANTS (0.0%)
  HONG KONG (0.0%)
      503,400   Hysan Development Co., Ltd., expiring 4/30/99
                 (Cost $0)                                         $        1
                                                                   ----------
TOTAL FOREIGN SECURITIES (91.1%) (Cost $2,450,291)                  2,710,993
                                                                   ----------

    FACE
   AMOUNT
    (000)
-------------
FOREIGN CURRENCY (5.7%)
AUD       593   Australian Dollar                                         352
BEF         2   Belgian Franc                                              --
GBP       155   British Pound                                             263
FIM     4,768   Finnish Markka                                            938
DEM   242,569   German Mark                                           145,290
HKD     3,012   Hong Kong Dollar                                          389
ITL     1,894   Italian Lira                                                1
JPY 3,304,213   Japanese Yen                                           24,202
ESP        21   Spanish Peseta                                             --
CHF         1   Swiss Franc                                                 1
                                                                   ----------
TOTAL FOREIGN CURRENCY (Cost $163,638)                                171,436
                                                                   ----------
TOTAL INVESTMENTS (96.8%) (Cost $2,613,929)                         2,882,429
                                                                   ----------

OTHER ASSETS AND LIABILITIES (3.2%)
  Other Assets                                                        749,691
  Liabilities                                                        (654,840)
                                                                   ----------
                                                                       94,851
                                                                   ----------
NET ASSETS (100%)                                                  $2,977,280
                                                                   ----------
                                                                   ----------

                                                                     VALUE
                                                                     (000)
                                                                   ----------

CLASS A:
--------
NET ASSETS                                                         $2,964,435
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 167,872,291 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                  $    17.66
                                                                   ----------
                                                                   ----------

CLASS B:
--------
NET ASSETS                                                         $   12,845
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 729,560 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                  $    17.61
                                                                   ----------
                                                                   ----------

------------------------------

ADR  --  American Depositary Receipt
RNC  --  Non-Convertible Savings Shares